Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39591
Entity Registrant Name	iHuman Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building A
Entity Address, Address Line Two	No. 1 Wangjing East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1408
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001814423
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing five Class A ordinary shares,par value US$0.0001 per share
Trading Symbol	IH
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	260,084,207
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares,par value US$0.0001 per share*
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	116,084,207
No Trading Symbol Flag	true
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	144,000,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Vivien Weiwei Wang
Contact Personnel Email Address	ir@ihuman.com
City Area Code	+86 10
Local Phone Number	5780-6606
Entity Address, Address Line One	Building A
Entity Address, Address Line Two	No. 1 Wangjing East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN